Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill	¥ 97,171	¥ 72,833
Accumulated impairment losses	(8,132)	(8,132)
Beginning Balance	89,039	64,701
Goodwill acquired during the year	9,996	25,854
Impairment of goodwill
Translation adjustments and reclassification to other accounts	4,390	(1,516)
Goodwill	111,557	97,171
Accumulated impairment losses	(8,132)	(8,132)
Ending Balance	103,425	89,039
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Impairment of goodwill
Goodwill	100	100
Ending Balance	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,262	1,266
Beginning Balance	1,262	1,266
Impairment of goodwill
Translation adjustments and reclassification to other accounts	51	(4)
Goodwill	1,313	1,262
Ending Balance	1,313	1,262
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	19,060	8,356
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	13,645	2,941
Goodwill acquired during the year		11,320
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,453	(616)
Goodwill	20,513	19,060
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	15,098	13,645
Electronic Device Group
Goodwill [Line Items]
Goodwill	40,863	26,868
Beginning Balance	40,863	26,868
Goodwill acquired during the year	3,419	14,143
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,390	(148)
Goodwill	45,672	40,863
Ending Balance	45,672	40,863
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Beginning Balance	18,456	18,456
Impairment of goodwill
Goodwill	18,456	18,456
Ending Balance	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	12,835	13,192
Accumulated impairment losses	(22)	(22)
Beginning Balance	12,813	13,170
Goodwill acquired during the year	272	391
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,496	(748)
Goodwill	14,603	12,835
Accumulated impairment losses	(22)	(22)
Ending Balance	14,581	12,813
All Other Segments
Goodwill [Line Items]
Goodwill	4,595	4,595
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,900	1,900
Goodwill acquired during the year	6,305
Impairment of goodwill
Goodwill	10,900	4,595
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 8,205	¥ 1,900